Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

As of December 31, 2019 and 2018, accrued expenses and other current liabilities consisted of the following:

	December 31,	December 31,
	2019	2018
Accrued taxes - other	$261,396	$259,559
Accrued payroll and benefits	482,719	175,336
Accrued professional fees	201,318	133,261
Customer deposits	13,212	35,094
Accrued interest	341,559	269,782
Accrued legal contingencies	240,105	-
Other	54,359	262,519
Total accrued expenses and other current liabilities	$1,594,668	$1,135,551